Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities
Net loss	$ (4,750,691)	$ (2,326,332)	$ (16,384,104)	$ (12,403,215)
Adjustment to reconcile net loss to net cash used in operating activities
Bad debt expense	12,450	252,809	1,094,507	345,941
Stock-based compensation expense	681,419	161,165	1,166,130	3,884,111
Depreciation and amortization	1,171,022	17,899	1,315,898
Foreign currency loss	4,901
Equity in losses of investee	1,534		3,692
Debt issuance costs classified as financing			1,177,390
Change in fair value of convertible notes	(778,000)		(766,000)
Change in fair value of contingent consideration	(389,000)		(998,000)
Changes in operating assets and liabilities:
Accounts receivable	(9,298)	(1,508,217)	(1,621,262)	(1,572,889)
Prepaid expenses and other current assets	(74,023)	(292,272)	(592,807)	(351,144)
Other assets			(58,925)
Accounts payable and accrued liabilities	(296,802)	274,566	1,602,751	893,845
Deferred revenue	245,329	278,208	(286,922)	154,756
Net cash used in operating activities	(4,181,159)	(3,142,174)	(14,347,652)	(9,048,595)
Cash flows from investing activities
Developed software additions	(624,863)	(519,739)	(3,102,728)
Furniture, fixtures, and equipment additions	(12,203)		(156,636)
Cash paid for business combinations, net of cash acquired	(5,067,740)		(88,720)
Investment in equity method investee			(250,000)
Cash received in connection with the reverse merger				18,843,483
Net cash provided by investing activities	(5,704,806)	(519,739)	(3,598,084)	18,843,483
Cash flows from financing activities
Cash paid for deferred stock offering costs	(12,668)
Proceeds from the issuance of long term debt			17,164,600
Cash paid for debt issuance costs			(1,177,390)
Proceeds from the exercise of warrants		4,242,454	4,247,065
Proceeds from the issuance of common stock				10,000,000
Net cash provided by financing activities	(12,668)	4,242,454	20,234,275	10,000,000
Net increase in cash and restricted cash	(9,897,970)	580,541	2,288,539	19,794,888
Cash and restricted cash - beginning of period	24,655,828	22,367,289	22,367,289	2,572,401
Cash and restricted cash - end of period	14,757,858	22,947,830	24,655,828	22,367,289
Cash paid for taxes
Cash paid for interest		1,974
Supplemental disclosure of non-cash investing and financing activity:
Cashless exercise of options				19
Capitalized software included in accrued expense	807,218
Acquisition of noncontrolling interest	4,695,437
Special voting preferred stock issued in business combination	25,203,490
Conversion of exchangeable shares to common stock	$ 4,798,271
Stock-based compensation capitalized as software development			87,104
Assets acquired and liabilities assumed in business combinations and reverse merger:
Accounts receivable			77,505
Prepaid expenses and other current assets			27,860	35,292
Fixed assets			2,410
Intangible assets			8,010,000
Goodwill			20,254,309
Accounts payable and accrued liabilities			1,441,062
Deferred revenue			31,220
Contingent consideration			$ 1,387,000